Derivative financial instruments - Notional amounts and fair values of derivatives outstanding (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Total derivative assets
Derivative assets	$ 32,340	$ 12,247
Total derivative liabilities
Derivative liabilities	13,846	72,727
Not Designated as Hedging Instrument | Interest rate contracts
Total derivative liabilities
Derivative liabilities, notional amount	200,000	200,000
Derivative liabilities	608	3,327
Not Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	500,000	500,000
Derivative assets	5,660	3,471
Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	3,194,000	1,705,000
Derivative assets	26,680	8,776
Total derivative liabilities
Derivative liabilities, notional amount	2,280,000	4,905,000
Derivative liabilities	$ 13,238	$ 69,400